INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of subsidiaries	(11.00%)	(10.00%)	(10.00%)
Different tax rate in other jurisdictions	5.00%	1.00%
Dividend withholding tax	1.00%	3.00%	1.00%
Effective tax rate	20.00%	19.00%	16.00%